Lease Liabilities - Disclosure of Detailed Information About Undiscounted Contractual Maturity of Lease Liabilities (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Feb. 02, 2019
Statement Line Items [Line Items]
Future minimum finance charges	$ 28,897
Less future finance charges	(3,066)
Lease liabilities	25,831	$ 27,899
Within One Year [member]
Statement Line Items [Line Items]
Future minimum finance charges	9,409
2 to 5 years Inclusive [member]
Statement Line Items [Line Items]
Future minimum finance charges	19,311
After 5 Years [member]
Statement Line Items [Line Items]
Future minimum finance charges	$ 177